Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 18, 2025	Sep. 19, 2024	Dec. 21, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs capitalized							$ 2,800,000	$ 1,500,000
Deferred offering costs							800,000	$ 0
Offering costs				$ 3,100,000			$ 2,800,000
Shares of common stock (in Shares)				67,748,300	45,466,135		24,199,613	23,097,930
NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage				$ 250,000			$ 250,000
Restricted Cash				18,450
Interest income from trust account				78,813	28,484		204,459	1,192,438
Common stock shares redeemed (in Shares)						50,556
Payable common stock redeemed									$ 1,565,078
Trust account current asset				1,452,546
Contribution amount	$ 30,000	$ 34,376		36,904			36,904
Interest and penalties expense							$ 19,158	0
Shares of common stock (in Shares)				17,404,250			17,404,250
NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)				7,347,500			7,347,500
Common Stock [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)			140,663				140,663
Cash and Marketable Securities Held in Trust Account [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock to be redeemed								$ 1,565,078
Cash and Marketable Securities Held in Trust Account [Member] | Common Stock [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trust account current asset				$ 1,565,078			$ 1,565,078
NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs				$ 1,200,000			$ 800,000
Subsequent Event [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)	532,958
Contribution amount	$ 30,000
IPO [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)			140,663				140,663
IPO [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)				17,404,250			17,404,250
IPO [Member] | NorthView Acquisition Corp [Member] | Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)				9,487,500			9,487,500
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)				74,250			74,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)				569,250			569,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)				697,500			697,500